accounting policy developments (Tables)	12 Months Ended
Dec. 31, 2018
accounting policy developments
Schedule of impact of IFRS 9 application on carrying amount of portfolio investments

	December 31, 2017			January 1, 2017
	As previously	IFRS 9	As currently	As previously	IFRS 9	As currently
As at (millions)	reported	effects	reported	reported	effects	reported
Classified as
Available-for-sale financial assets	$41	$(41)	$—	$62	$(62)	$—
Fair value through net income [1]	—	20	20	—	41	41
Fair value through other comprehensive income	—	21	21	—	21	21
	$41	$—	$41	$62	$—	$62
1

Arising from the classification of investments as accounted for at fair value through net income under the new standard, as at December 31, 2017, $4 (January 1, 2017 – $3), net of income tax effects of $1 (January 1, 2017 – $1), has been adjusted to retained earnings from accumulated other comprehensive income.

Schedule of the impact of the application of IFRS 16 on the Consolidated statements of financial position

	Excluding
	effects of	IFRS 16
As at January 1, 2019 (billions)	IFRS 16	effects		Pro forma
Non-current assets
Property, plant and equipment, net	$12.1		$1.0		$13.1
Current liabilities
Provisions	$0.1	$	*		$0.1
Current maturities of long-term debt	$0.8		$0.2		$1.0
Non-current liabilities
Provisions	$0.7	$	*		$0.7
Long-term debt	$13.3		$1.1		$14.4
Other long-term liabilities	$0.7	$	*		$0.7
Deferred income taxes	$3.2		$(0.1)		$3.1
Owners’ equity
Retained earnings	$4.5		$(0.2)		$4.3
Accumulated other comprehensive income	$ *	$	*	$	*
Non-controlling interests	$0.1	$	*		$0.1

*     Amounts less than $0.1 billion.

Schedule of the impacts of application of IFRS 15 on the Consolidated statements of income and other comprehensive income

IFRS 15, Revenue from Contracts with Customers, affected our Consolidated statements of income and other comprehensive income as follows:

	2018			2017
	Excluding			Excluding
	effects of	IFRS 15	As currently	effects of	IFRS 15	As currently
Years ended December 31 (millions except per share amounts)	IFRS 15	effects	reported	IFRS 15	effects	reported
Operating revenues
Service	$13,130	$(1,248)	$11,882	$12,478	$(1,146)	$11,332
Equipment	792	1,421	2,213	724	1,249	1,973
Revenues arising from contracts with customers	13,922	173	14,095	13,202	103	13,305
Other operating income [1]	273	—	273	103	—	103
	14,195	173	14,368	13,305	103	13,408
Operating expenses
Goods and services purchased	6,388	(20)	6,368	5,935	(31)	5,904
Employee benefits expense	2,906	(10)	2,896	2,595	(1)	2,594
Depreciation	1,669	—	1,669	1,617	—	1,617
Amortization of intangible assets	598	—	598	552	—	552
	11,561	(30)	11,531	10,699	(32)	10,667
Operating income	2,634	203	2,837	2,606	135	2,741
Financing costs	661	—	661	573	—	573
Income before income taxes	1,973	203	2,176	2,033	135	2,168
Income taxes	497	55	552	553	37	590
Net income	1,476	148	1,624	1,480	98	1,578
Other comprehensive income [1]	284	—	284	(160)	—	(160)
Comprehensive income [1]	$1,760	$148	$1,908	$1,320	$98	$1,418
Net income attributable to:
Common Shares	$1,452	$148	$1,600	$1,461	$98	$1,559
Non-controlling interests	24	—	24	19	—	19
	$1,476	$148	$1,624	$1,480	$98	$1,578
Comprehensive income attributable to:
Common Shares	$1,750	$148	$1,898	$1,297	$98	$1,395
Non-controlling interests	10	—	10	23	—	23
	$1,760	$148	$1,908	$1,320	$98	$1,418
Net income per Common Share
Basic	$2.43	$0.25	$2.68	$2.46	$0.17	$2.63
Diluted	$2.43	$0.25	$2.68	$2.46	$0.17	$2.63
1

For the year ended December 31, 2017, other operating income and the change in measurement of investment financial assets included within other comprehensive income increased and decreased, respectively, by $1 arising from the designation of financial assets as being accounted for either at fair value through net income or at fair value through other comprehensive income. Such designation of financial assets is required due to the retrospective implementation of IFRS 9, Financial Instruments.

The effects of the transition to IFRS 15 on the line items in the preceding table are set out below:

	Amount of IFRS 15 effect (increase
	(decrease) in millions except per share amounts)
	Allocation of transaction price (affecting timing of revenue recognition)
			Costs incurred to obtain or fulfill a contract with a customer
					Total
Years ended December 31	2018	2017	2018	2017	2018	2017
Operating revenues
Service	$(1,248)	$(1,146)	$—	$—	$(1,248)	$(1,146)
Equipment	$1,421	$1,249	$—	$—	$1,421	$1,249
Goods and services purchased	$—	$5	$(20)	$(36)	$(20)	$(31)
Employee benefits expense	$—	$—	$(10)	$(1)	$(10)	$(1)
Income taxes	$47	$27	$8	$10	$55	$37
Net income attributable to:
Common Shares	$126	$71	$22	$27	$148	$98
Net income per Common Share
Basic	$0.21	$0.12	$0.04	$0.05	$0.25	$0.17
Diluted	$0.21	$0.12	$0.04	$0.05	$0.25	$0.17

Previously, costs incurred to obtain or fulfill a contract with a customer were expensed as incurred. The new standard requires that such costs be capitalized and subsequently recognized as an expense over the life of the contract on a rational, systematic basis consistent with the pattern of the transfer of goods or services to which the asset relates.

This has the effect of reducing the costs recognized in the period arising from contracts with customers entered into during the period, offset by the amortization of capitalized costs arising from contracts with customers entered into in previous periods.

Previously, a “limitation cap” constrained the recognition of revenue in a multiple element arrangement to an amount that was not contingent upon either delivering additional items or meeting other specified performance conditions. The new standard requires that amounts contingently billable and collectible in the future be recognized currently as revenue to the extent we have currently satisfied our performance obligations to the customer; this is the new standard’s most significant effect on us.

For a contract with a customer, this has the effect of allocating more of the consideration to equipment revenue, which is recognized at the inception of the contract, and less to future service revenue.

Schedule of the impact of application of IFRS 15 on Consolidated statements of financial position

IFRS 15, Revenue from Contracts with Customers, affected our Consolidated statements of financial position as follows:

As at (millions)	December 31, 2018			December 31, 2017 [1]			January 1, 2017
	Excluding			Excluding			Excluding
	effects	IFRS 15	As currently	effects	IFRS 15	As currently	effects	IFRS 15	As currently
	of IFRS 15	effects	reported	of IFRS 15	effects	reported	of IFRS 15	effects	reported
ASSETS
Current assets
Cash and temporary investments, net	$414	$—	$414	$509	$—	$509	$432	$—	$432
Accounts receivable	1,609	(9)	1,600	1,623	(9)	1,614	1,471	(9)	1,462
Income and other taxes receivable	3	—	3	96	—	96	9	—	9
Inventories	374	2	376	378	2	380	318	2	320
Contract assets	—	860	860	—	757	757	—	700	700
Prepaid expenses	278	261	539	260	233	493	233	210	443
Current derivative assets	49	—	49	18	—	18	11	—	11
	2,727	1,114	3,841	2,884	983	3,867	2,474	903	3,377
Non-current assets
Property, plant and equipment, net	12,091	—	12,091	11,368	—	11,368	10,464	—	10,464
Intangible assets, net	10,956	—	10,956	10,658	—	10,658	10,364	—	10,364
Goodwill, net	4,733	—	4,733	4,236	—	4,236	3,787	—	3,787
Contract assets	—	458	458	—	396	396	—	352	352
Other long-term assets	876	110	986	421	107	528	640	93	733
	28,656	568	29,224	26,683	503	27,186	25,255	445	25,700
	$31,383	$1,682	$33,065	$29,567	$1,486	$31,053	$27,729	$1,348	$29,077
LIABILITIES AND OWNERS’ EQUITY
Current liabilities
Short-term borrowings	$100	$—	$100	$100	$—	$100	$100	$—	$100
Accounts payable and accrued liabilities	2,570	—	2,570	2,460	—	2,460	2,330	—	2,330
Income and other taxes payable	218	—	218	34	—	34	37	—	37
Dividends payable	326	—	326	299	—	299	284	—	284
Advance billings and customer deposits	810	(157)	653	782	(150)	632	737	(153)	584
Provisions	129	—	129	78	—	78	124	—	124
Current maturities of long-term debt	836	—	836	1,404	—	1,404	1,327	—	1,327
Current derivative liabilities	9	—	9	33	—	33	12	—	12
	4,998	(157)	4,841	5,190	(150)	5,040	4,951	(153)	4,798
Non-current liabilities
Provisions	728	—	728	511	—	511	395	—	395
Long-term debt	13,265	—	13,265	12,256	—	12,256	11,604	—	11,604
Other long-term liabilities	738	—	738	847	—	847	736	—	736
Deferred income taxes	2,656	496	3,152	2,500	441	2,941	2,107	404	2,511
	17,387	496	17,883	16,114	441	16,555	14,842	404	15,246
Liabilities	22,385	339	22,724	21,304	291	21,595	19,793	251	20,044
Owners’ equity
Common equity	8,916	1,343	10,259	8,221	1,195	9,416	7,917	1,097	9,014
Non-controlling interests	82	—	82	42	—	42	19	—	19
	8,998	1,343	10,341	8,263	1,195	9,458	7,936	1,097	9,033
	$31,383	$1,682	$33,065	$29,567	$1,486	$31,053	$27,729	$1,348	$29,077
1	Goodwill and non-current provisions have been adjusted as set out in Note 18(c).

The effects of the transition to IFRS 15 on the line items in the preceding table are set out below:

	Amount of IFRS 15 effect (increase (decrease) in millions)
	Allocation of transaction price (affecting timing of revenue recognition)
				Costs incurred to obtain or fulfill a contract with a customer
							Total
	Dec. 31,	Dec. 31,	Jan. 1,	Dec. 31,	Dec. 31,	Jan. 1,	Dec. 31,	Dec. 31,	Jan. 1,
As at	2018	2017	2017	2018	2017	2017	2018	2017	2017
Current assets
Accounts receivable	$(9)	$(9)	$(9)	$—	$—	$—	$(9)	$(9)	$(9)
Inventories	$2	$2	$2	$—	$—	$—	$2	$2	$2
Contract assets, net	$860	$757	$700	$—	$—	$—	$860	$757	$700
Prepaid expenses and other	$—	$—	$—	$261	$233	$210	$261	$233	$210
Non-current assets
Contract assets, net	$458	$396	$352	$—	$—	$—	$458	$396	$352
Other long-term assets	$—	$—	$—	$110	$107	$93	$110	$107	$93
Advance billings and customer deposits	$(157)	$(150)	$(153)	$—	$—	$—	$(157)	$(150)	$(153)
Deferred income taxes	$396	$349	$322	$100	$92	$82	$496	$441	$404
Retained earnings	$1,072	$947	$876	$271	$248	$221	$1,343	$1,195	$1,097

Previously, costs incurred to obtain or fulfill a contract with a customer were expensed as incurred. The new standard requires that such costs be capitalized and subsequently recognized as an expense over the life of the contract on a rational, systematic basis consistent with the pattern of the transfer of goods or services to which the asset relates.

Increases in the amount of costs capitalized in the period arising from contracts with customers entered into during the period are offset by the amortization of capitalized costs arising from contracts with customers entered into in previous periods.

Previously, a “limitation cap” constrained the recognition of revenue in a multiple element arrangement to an amount that was not contingent upon either delivering additional items or meeting other specified performance conditions. The new standard requires that amounts contingently billable and collectible in the future be recognized currently as revenue to the extent we have currently satisfied our performance obligations to the customer; this is the new standard’s most significant effect on us.

The difference between the revenue recognized currently and the amount currently collected/collectible is recognized on the statement of financial position as a contract asset.

The contract asset recorded at January 1, 2017, represents revenues that will not be, and have not been, reflected at any time in our periodic results of operations, but would have been if not for the transition to the new standard; the effect of this “pulling forward” of revenues is expected to be somewhat muted by the composite ongoing inception, maturation and expiration of millions of multi-year contracts with our customers.

Schedule of the impact of application of IFRS 15 on Consolidated statements of cash flows

	2018			2017
	Excluding			Excluding
	effects of	IFRS 15	As currently	effects of	IFRS 15	As currently
Year ended December 31 (millions)	IFRS 15	effects	reported	IFRS 15	effects	reported
OPERATING ACTIVITIES
Net income [1]	$1,476	$148	$1,624	$1,480	$98	$1,578
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	2,267	—	2,267	2,169	—	2,169
Deferred income taxes	19	55	74	430	37	467
Share-based compensation expense, net	6	—	6	17	—	17
Net employee defined benefit plans expense	95	—	95	82	—	82
Employer contributions to employee defined benefit plans	(53)	—	(53)	(67)	—	(67)
Non-current contract assets	—	(62)	(62)	—	(44)	(44)
Income from equity accounted investments	(170)	—	(170)	(4)	—	(4)
Shares settled from Treasury	100	—	100	—	—	—
Other [1]	(76)	(3)	(79)	(18)	(14)	(32)
Net change in non-cash operating working capital	394	(138)	256	(142)	(77)	(219)
Cash provided by operating activities	$4,058	$—	$4,058	$3,947	$—	$3,947

1

For the year ended December 31, 2017, net income and other increased and decreased, respectively, by $1 arising from the designation of financial assets as being accounted for either at fair value through net income or at fair value through other comprehensive income. Such designation of financial assets is required due to the retrospective implementation of IFRS 9, Financial Instruments.